Segment reporting (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada	United States	Germany	Norway	France	Other	Total
Revenues
Three months ended September 30, 2023	$0.1	$4.3	$—	$—	$—	$0.3	$4.7
Three months ended September 30, 2022	0.4	2.4	—	—	—	—	2.8

Nine months ended September 30, 2023	$1.0	$10.6	$—	$—	$—	$0.3	$11.9
Nine months ended September 30, 2022	3.2	7.6	—	—	—	—	10.8

Non-current assets
As at September 30, 2023	$55.6	$453.3	$30.7	$11.9	$9.0	$1.5	$562.0
As of December 31, 2022	38.1	213.0	11.6	0.9	0.1	1.7	265.4